Prepayments, other receivables and other assets, net (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Prepayments, other receivables and other assets, net (Details) [Line Items]
Loss allowance for prepayments, other receivables and other assets	¥ 4.0	¥ 9.3
Prepayments, Other Receivables and Other assets [Member] | 12-month expected credit losses [member]
Prepayments, other receivables and other assets, net (Details) [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	¥ 191.9		¥ 191.7